Oil and Gas Properties (Tables)	12 Months Ended
Dec. 31, 2023
Oil And Gas Properties
Schedule of Oil and Gas Properties

	SASB	Cendere	Total
Cost
As at December 31, 2021	$1,398,676	$2,453,485	$3,852,161
Additions	44,369,191	-	44,369,191
JV Contribution	(6,656,785)	-	(6,656,785)
Change in ARO estimate	(3,865,772)	(5,562)	(3,871,334)
Currency translation adjustment	(4,748,897)	-	(4,748,897)
Impact of hyperinflation	837,908	110,090	947,998
As at December 31, 2022	31,334,321	2,558,013	33,892,334
Additions	56,381,768	-	56,381,768
JV Contribution	(29,623,835)	-	(29,623,835)
Change in ARO estimate and additions	706,159	102	706,261
Currency translation adjustment	(17,696,392)	(948,518)	(18,644,910)
Impact of hyperinflation	21,039,584	1,042,395	22,081,979
Reclassified as assets held for sale (Note 5)	(3,036,216)	-	(3,036,216)
As at December 31, 2023	$59,105,389	$2,651,992	$61,757,381

Accumulated depletion
As at December 31, 2021	$743,647	$1,687,901	$2,431,548
Depletion	1,263,556	187,476	1,451,032
Impact of hyperinflation	(34,215)	(5,825)	(40,040)
As at December 31, 2022	1,972,988	1,869,552	3,842,540
Depletion	5,038,009	81,165	5,119,174
Currency translation adjustment	(731,475)	(693,127)	(1,424,602)
Impact of hyperinflation	804,164	762,005	1,566,169
As at December 31, 2023	$7,083,686	$2,019,595	$9,103,281

Net book value
As at December 31, 2022	$29,361,333	$688,461	$30,049,794
As at December 31, 2023	$52,021,703	$632,397	$52,654,100